Acquisitions (SunGard Consideration Transferred) (Details) - SunGard [Member] $ in Millions	Nov. 30, 2015 USD ($)
Business Acquisition [Line Items]
Cash consideration, including SunGard transaction fees paid at closing	$ 2,335
Business acquisition, consideration transferred	5,079
Stock and vested equity awards [Member]
Business Acquisition [Line Items]
Stock and equity awards exchanged	2,697
Vested stock awards [Member]
Business Acquisition [Line Items]
Stock and equity awards exchanged	$ 47